Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.34738%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,280,970.09

Principal:
Principal Collections	$14,507,221.96
Prepayments in Full	$6,669,748.79
Liquidation Proceeds	$217,318.12
Recoveries	$45,430.45
Sub Total	$21,439,719.32
Collections	$22,720,689.41

Purchase Amounts:
Purchase Amounts Related to Principal	$143,426.39
Purchase Amounts Related to Interest	$646.67
Sub Total	$144,073.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,864,762.47

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,864,762.47
Servicing Fee	$454,027.27	$454,027.27	$0.00	$0.00	$22,410,735.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,410,735.20
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,410,735.20
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,410,735.20
Interest - Class A-3 Notes	$595,392.73	$595,392.73	$0.00	$0.00	$21,815,342.47
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$21,619,305.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,619,305.14
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$21,556,145.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,556,145.14
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$21,510,866.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,510,866.14
Regular Principal Payment	$19,583,775.38	$19,583,775.38	$0.00	$0.00	$1,927,090.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,927,090.76
Residual Released to Depositor	$0.00	$1,927,090.76	$0.00	$0.00	$0.00
Total		$22,864,762.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,583,775.38
Total					$19,583,775.38

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,583,775.38	$56.59	$595,392.73	$1.72	$20,179,168.11	$58.31
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$19,583,775.38	$18.60	$899,869.06	$0.85	$20,483,644.44	$19.45

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$320,390,707.22	0.9258242	$300,806,931.84	0.8692335
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$478,050,707.22	0.4541014	$458,466,931.84	0.4354987

Pool Information
Weighted Average APR	3.037%	3.029%
Weighted Average Remaining Term	40.25	39.43
Number of Receivables Outstanding	26,423	25,877
Pool Balance	$544,832,719.18	$523,001,661.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$504,646,697.80	$484,735,456.55
Pool Factor	0.4770586	0.4579432

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$38,266,204.75
Targeted Overcollateralization Amount	$64,534,729.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,534,729.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$293,342.62
(Recoveries)		39	$45,430.45
Net Loss for Current Collection Period			$247,912.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5460%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5202%
Second Prior Collection Period			0.7340%
Prior Collection Period			0.5814%
Current Collection Period			0.5572%
Four Month Average (Current and Prior Three Collection Periods)			0.5982%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,308	$6,110,043.79
(Cumulative Recoveries)			$756,091.42
Cumulative Net Loss for All Collection Periods			$5,353,952.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4688%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,671.29
Average Net Loss for Receivables that have experienced a Realized Loss			$4,093.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.87%	176	$4,548,317.06
61-90 Days Delinquent	0.12%	23	$630,016.40
91-120 Days Delinquent	0.01%	1	$32,465.15
Over 120 Days Delinquent	0.11%	19	$561,012.03
Total Delinquent Receivables	1.10%	219	$5,771,810.64

Repossession Inventory:
Repossessed in the Current Collection Period		9	$250,289.94
Total Repossessed Inventory		25	$745,692.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2294%
Prior Collection Period			0.1892%
Current Collection Period			0.1662%
Three Month Average			0.1949%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2339%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	21

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$2,268,871.18
2 Months Extended	123	$3,714,451.84
3+ Months Extended	13	$370,381.09

Total Receivables Extended	216	$6,353,704.11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer